Sale of Esperanza Project (Details) oz in Thousands, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 12, 2022 USD ($) oz	Feb. 28, 2022 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about investment property [Line Items]
Cash and cash equivalents			$ 129.8		$ 129.8	$ 172.5	$ 220.5
Impairment charge (note 14)					38.2	224.3
Esperanza Milestone Payments (i)						0.0
Milestone payment	$ 39.0
Impairment loss (reversal of impairment loss) recognised in profit or loss, after tax				$ 26.7
Consideration to be received, value					23.0
Unrealized gain on non-hedging derivatives					$ (0.3)	$ 0.4
Metalla
Disclosure of detailed information about investment property [Line Items]
Consideration received			$ 5.0
Transaction Costs
Disclosure of detailed information about investment property [Line Items]
Impairment charge (note 14)				$ 0.2
Milestone One
Disclosure of detailed information about investment property [Line Items]
Milestone payment	$ 5.0
Number of days to receive milestone payment	60 days
Milestone Two
Disclosure of detailed information about investment property [Line Items]
Milestone payment	$ 14.0
Number of days to receive milestone payment	60 days
Milestone Three
Disclosure of detailed information about investment property [Line Items]
Milestone payment	$ 20.0
Number of days to receive milestone payment	180 days
Discontinued operations | Esperanza Project
Disclosure of detailed information about investment property [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 21.0	$ 60.0
Cash and cash equivalents	5.0
Shares value	$ 10.0
Percentage of silver produced	0.20
Percentage of cash price of spot silver price	0.20
Number of ounces of silver | oz	500